Business Combinations	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Business Combinations

2. Business Combinations

Vinesse

On October 4, 2021, the Company acquired 100% of the members' interest in Vinesse, LLC, a California limited liability company ("Vinesse"). Vinesse is a direct-to-consumer platform company that specializes in wine clubs with over 60,000 members. Founded in 1993, Vinesse has developed a long-time following by offering boutique wines to a broader audience and making wine accessible and easy to love.

The purchase price totaling $17.0 million was comprised of cash of $14.0 million, consulting fees of $0.2 million per year for three years totaling $0.6 million and a three-year earnout payable of up to $2.4 million. To fund the cash portion of the purchase consideration, we utilized the line of credit under the amended and restated loan and security agreement. The Company paid $0.5 million in June 2023 to settle working capital under the terms of the purchase agreement.

The allocation of the consideration for the net assets acquired from the acquisition of Vinesse was as follows:

(in thousands)
Sources of financing
Cash	$14,000
Accrued other	600
Contingent consideration	2,400
Fair value of consideration	17,000

Assets acquired:
Fixed assets	121
Inventory	2,502
Trade Names and Trademarks	1,200
Customer relationships	3,700
Total identifiable assets acquired	7,523

Goodwill	$9,477

The Company used the carrying value as of the acquisition date to value fixed assets, as we determined that they represented the fair value at the acquisition date.

Inventory was comprised of finished goods, bulk and raw materials. The fair value of finished goods inventory and bulk inventory was derived using projected cost of goods sold as a percentage of net revenues. Raw materials inventory was valued at its book value.

The trade names and trademarks fair value was derived using the Relief-From-Royalty Method (“RFR”). Key assumptions in valuing trade names and trademarks included (i) a royalty rate of 1.8% and (ii) discount rate of 17.5%.

Customer relationships fair value was derived using the Multiple-Period Excess Earnings Method (“MPEEM”), utilizing a discount rate of 18.0%, and Cost Approach. Customer relationships were weighted; 50.0% using the MPEEM model and 50.0% using the Cost Approach.

The results of operations of Vinesse are included in the accompanying consolidated statements of operations from the October 4, 2021 acquisition date.

Transaction costs incurred in the acquisition were insignificant.

ACE Cider

On November 16, 2021, the Company acquired 100% of the capital stock of ACE Cider, the California Cider Company, Inc., a California corporation ("ACE Cider"). ACE Cider is a wholesale platform and specializes in hard cider, an alcoholic wine beverage fermented from apples. The operations of ACE Cider allowed the Company to enter the beer distribution category.

The purchase price totaling $47.4 million was comprised of cash of $46.9 million, consulting fees of $60 thousand and a two-year earnout payable of $0.5 million. The Company paid $0.3 million in May 2022 to settle working capital under the terms of the purchase agreement.

The allocation of the consideration for the net assets acquired from the acquisition of ACE Cider were as follows:

(in thousands)
Sources of financing
Cash	$46,880
Accrued other	60
Contingent consideration	500
Fair value of consideration	47,440

Assets acquired:
Fixed assets	4,205
Inventory	1,350
Trademarks	6,600
Customer relationships	14,300
Deferred tax liability	(6,554)
Total identifiable assets acquired	19,901

Goodwill	$27,539

The Company used the carrying value as of the acquisition date to value fixed assets, as we determined that they represented the fair value at the acquisition date.

Inventory was comprised of finished goods, bulk cider and raw materials. The fair value of finished goods inventory and bulk cider inventory was derived using projected cost of goods sold as a percentage of net revenues. Raw materials inventory was valued at its book value.

The trademarks' fair value was derived using the RFR. Key assumptions in valuing trademarks included (i) a royalty rate of 2.75% and (ii) discount rate of 12.5%.

Customer relationships' fair value was derived using the MPEEM, utilizing a discount rate of 13.0%, and Cost Approach. Customer relationships were weighted: 90.0% using the MPEEM model and 10.0% using the Cost Approach.

The results of operations of ACE Cider are included in the accompanying consolidated statements of operations from the November 16, 2021 acquisition date.

Transaction costs incurred in the acquisition were insignificant.

Meier's

On January 18, 2022, the Company acquired 100% of the capital stock in Meier's Wine Cellars, Inc., DBA Meier's Beverage Group, an Ohio company ("Meier's"). Meier's is a wholesale and business-to-business company that specializes in custom blending, contract storage, contract manufacturing, and private labeling for wine, beer, and spirits. Over the years, Meier's continued extending their winemaking skills by producing table wines, sparkling wines, dessert wines, vermouth and carbonated grape juice.

The purchase price totaling $25.0 million was comprised of cash of $12.5 million and 1,229,443 shares of common stock with a value of $12.5 million. The shares may not be transferred during the lock-up period, as outlined in the lock-up agreement entered into on the acquisition date.

The terms of the acquisition also provide for the possibility of additional contingent consideration of up to $10.0 million based on Meier's exceeding current EBITDA levels over each of the next three years. The earn out consideration will be paid in a combination of 50% cash and 50% stock. The common stock shares issued are also subject to the terms of the lock-up agreement.

The allocation of the consideration for the net assets acquired from the acquisition of Meier's were as follows:

(in thousands)
Sources of financing
Cash	$12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796

Assets acquired:
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Other assets	356
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Deferred tax liability	(6,033)
Total identifiable assets acquired	19,549

Goodwill	$8,247

The number of shares of common stock was determined in part based on the closing stock price on the acquisition date, resulting in a fair value of $12.0 million, less a discount of $1.5 million due to lack of marketability for shares of common stock, resulting in the shares of common stock valued at $10.5 million.

The fair value of the contingent consideration was calculated using the Monte Carlo simulation model, resulting in estimated earnout payments of $4.9 million.

The Company estimated the fair value of accounts receivable, other assets, accounts payable and accrued expenses and fixed assets at the acquisition date.

Inventory was comprised of finished goods, work in process and raw materials. The fair value of finished goods inventory and work in process inventory was derived using projected cost of goods sold as a percentage of net revenues. Raw materials inventory was recorded at its book value.

The trade names' and trademarks' fair values were derived using the RFR. Key assumptions in valuing trade names and trademarks included (i) a royalty rate of 1.1% and (ii) discount rate of 27.0%.

Customer relationships' fair value was derived using the MPEEM, utilizing a discount rate of 28.0%.

The results of operations of Meier's are included in the accompanying consolidated statements of operations from the January 18, 2022 acquisition date.

Transaction costs incurred in the acquisition were insignificant.